Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 38,693	$ 7,414	$ 2,148
Short-term investments	230	203	6,516
Receivables	13,111	41	36
Prepaid and other current assets	1,271	106	161
Total current assets	53,305	7,764	8,861
Property and equipment, net	461	727	1,113
Notes receivable			29
Other assets	389	475	553
Total assets	54,155	8,966	10,556
Current liabilities:
Accounts payable	572	330	196
Accrued clinical and cost of other studies	263	500	247
Accrued compensation	566	184	195
Deferred revenue	8,770
Facility lease exit obligation	162	144	120
Other accrued liabilities	263	127	86
Total current liabilities	10,596	1,285	844
Deferred rent	138	144	132
Facility lease exit obligation, non-current	340	465	609
Other non-current liabilities			75
Note payable and accrued interest	8,885	8,513	8,207
Total liabilities	19,959	10,407	9,867
Commitments and contingencies
Shareholders' equity (deficit):
Preferred stock, 5,000,000 shares authorized, none outstanding
Common stock, value	426,465	369,919	363,822
Accumulated other comprehensive income			1
Accumulated deficit	(392,269)	(371,360)	(363,134)
Total shareholders' equity (deficit)	34,196	(1,441)	689
Total liabilities and shareholders' equity (deficit)	$ 54,155	$ 8,966	$ 10,556